Income Tax (Expenses) Benefits (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Sep. 04, 2019
Income Tax (Expenses) Benefits (Details) [Line Items]
Net loss before taxes (in Yuan Renminbi)	¥ 39.4	¥ 17.0	¥ 21.5
Income tax description	The subsidiary, VIE and subsidiary of VIE in the PRC are subject to a uniform income tax rate of 25% for the years presented. UTime SZ is regarded as a Certified High and New Technology Enterprise (“HNTE”) and entitled to a favorable statutory tax rate of 15%. Preferential tax treatment of UTime SZ as HNTE from November 2, 2015 to December 23, 2024 has been granted by the relevant tax authorities. UTime SZ is entitled to a preferential tax rate of 15% which is subject to review by State Taxation Administration every three years. As a result of these preferential tax treatments, the reduced tax rates applicable to UTime SZ for the years ended March 31, 2020, 2021 and 2022 are 15%. However, UTime SZ has not enjoyed the above-mentioned preferential tax treatments for the years ended March 31, 2020, 2021 and 2022 due to its loss position and as such there is no impact of these tax holidays on net loss per share.
Additional tax deductions	50.00%
Additional tax deductions, description	The additional tax deduction has been increased from 50% of the qualified research and development expenses to 75%, effective from January 1, 2018 to December 31, 2023, according to a tax incentives policy promulgated by the State Tax Bureau of the PRC in September 2018 (“Super Deduction”).
Withholding tax rate	10.00%
Dividend of tax rate	10.00%
Equity interest, percentage	25.00%			100.00%
Net operating loss carry forwards description	As of March 31, 2022, the Company’s total net operating loss carry forwards of RMB116.2 million, out of which, RMB83.2 million would expire from 2022 through 2031, RMB33.9 million can be carried forward indefinitely.	As of March 31, 2021, the Company’s total net operating loss carry forwards was RMB82.8 million out of which, RMB55.2 million would expire from 2021 through 2030, RMB27.6 million can be carried forward indefinitely.
Income tax benefit	50.00%
underpayment of taxes (in Yuan Renminbi)	¥ 0.1
Hong Kong [Member]
Income Tax (Expenses) Benefits (Details) [Line Items]
Income tax rate percentage, description	The first HK$2 million of profits earned will be taxed at 8.25%, while the remaining profits will continue to be taxed at the existing 16.5% tax rate.
Dividend of tax rate	5.00%
India [Member]
Income Tax (Expenses) Benefits (Details) [Line Items]
Income tax rate	25.00%
MEXICO
Income Tax (Expenses) Benefits (Details) [Line Items]
Income tax rate	30.00%